Acquisitions - Summary of Acquisition Activity (Parenthetical) (Detail) - Refinitiv [member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of detailed information about business combination [Line Items]
Equity contribution	$ 248
Ownership interest	45.00%